Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Compensation Table total for Non-CEO NEOs(3)	Average Compensation Actually paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based Total Shareholder Return(5)	Net Income (Loss)
2025	$425,000	$425,000	$359,742	$321,165	$37.34	$(9,059)
2024	$425,000	$427,911	$270,831	$270,282	$60.87	(7,790)

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for our President and CEO, Scott, in the Summary Compensation Table for fiscal years 2025 and 2024.

Summary Compensation Table Total for CEO	$ 425,000	$ 425,000
Compensation Actually Paid to CEO	$ 425,000	427,911
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Scott during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2025 and 2024.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid,” as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2025 and 2024, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
(5)	Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. The closing price of our common stock on December 31, 2025, was $1.15, the closing price of our common stock on December 31, 2024, was $3.08, and the closing price of our common stock on December 31, 2023, was $5.06.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our President and CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to CEO
2025	$425,000	$–	$–	$–	$–	$425,000
2024	$425,000	$–	$–	$–	$2,911	$427,911

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our Non-CEO NEOs “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to Non-CEO NEOs
2025	$359,742	$81,499	$42,993	$–	$(71)	$321,165
2024	$270,831	$–	$–	$(159)	$(390)	$270,282

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table and is deducted from “Total” compensation as reported in the Summary Compensation Table.

Summary Compensation Table Total for Non-CEO NEOs	$ 359,742	270,831
Compensation Actually Paid to Non-CEO NEOs	$ 321,165	270,282
Relationship between Pay and Performance

Relationship between Pay and Performance

Our “total shareholder return,” as set forth in the above table, during the two-year period ended December 31, 2025 decreased by 38.7% compared to (a) a decrease in “compensation actually paid” to our CEO from $427,911 in 2024 to $425,000 in 2025 and (b) an increase in average “compensation actually paid” to our non-CEO NEOs from to $270,282 in 2024 to $321,165 in 2025. In addition, our net loss during the two-year period ended December 31, 2025, increased by 16.3%, from $(7,790) to $(9,059) in 2025 compared to the aforementioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.

Total Shareholder Return Amount	$ 37.34	60.87
Net Income (Loss)	$ (9,059)	$ (7,790)
PEO Name	Scott	Scott
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,911
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,499)
Non-PEO NEO [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,993
Non-PEO NEO [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(159)
Non-PEO NEO [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (71)	$ (390)